Long term debt - Schedule of long term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 378,737	$ 325,727
Unamortized deferred financing costs	(4,371)	(5,178)
Less: current portion of long-term debt	(20,600)	(19,693)
Long-term portion of debt	358,137	306,034
Long-term Debt, Fiscal Year Maturity [Abstract]
2023	20,600
2024	18,700
2025	184,700
2026	58,400
2027 and thereafter	100,700
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	180,000	110,000
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	129,750	129,750
Financing obligations
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	32,889	47,945
Mortgage
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	29,231	30,000
Promissory notes
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 11,238	$ 13,210